FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of financial liabilities
The following table summarizes the maturity date and principal amount of the Company's obligations as at December 31, 2023:

	Notes	2024	2025	2026	2027 onwards	Total
Accounts payable and accrued liabilities		$317.6	$—	$—	$—	$317.6
Gold sale prepayment arrangement[1]	20	240.7	10.9	—	—	251.6
Lease liabilities	16	27.6	29.9	26.2	37.6	121.3
Equipment loans	19(d)	4.9	1.6	0.8	—	7.3
Credit Facility	19(a)	—	—	—	—	—
Notes	19(b)	—	—	—	450.0	450.0
Term Loan	19(c)	—	—	—	400.0	400.0
		$590.8	$42.4	$27.0	$887.6	$1,547.8
1.The Company is required to physically deliver 143,750 gold ounces over the course of 2024 and 6,250 gold ounces in Q1 2025 as part of the revised 2022 Prepay Arrangements. The value in the table represents the carrying value of the deferred revenue (note 20).

Disclosure of terms and conditions of outstanding derivative contracts
As at December 31, 2023, the Company's outstanding derivative contracts which qualified for hedge accounting and the periods in which the cash flows are expected to occur and impact the consolidated statements of earnings (loss) and property, plant and equipment balance on the consolidated balance sheets are as follows:

2024
Cash flow hedges
Exchange rate risk
Canadian dollar forward and option contracts (CADM)	75
Rate range (USDCAD)[1]	1.36 - 1.41
1.The Company executed Canadian dollar collar options, which consist of Canadian dollar call and put options within the given range in 2024. The Company will recognize a gain from the difference between a lower market price and the Canadian dollar call strike price. The Company will incur a loss from the difference between a higher market price and the Canadian dollar put strike price.
As at December 31, 2023, the Company’s outstanding crude oil derivative contracts, which qualified for hedge accounting, and the periods in which the cash flows are expected to occur and impact on the consolidated statements of earnings (loss) are as follows:

2024
Brent crude oil option contracts (barrels)[1]	270
Option contracts with strike prices at ($/barrel)[2]	41 - 55
1.Quantities of barrels are in thousands.
2.The Company executed Brent collar options, which consist of put and call options with strike prices within the given range in 2024. The Company will incur a loss from the difference between a lower market price and the put strike price. The Company will recognize a gain from the difference between a higher market price and the call strike price.
As at December 31, 2023, the Company’s outstanding gold bullion derivative contracts, which qualified for hedge accounting, and the periods in which the cash flows are expected to occur and impact the consolidated statements of earnings (loss), are as follows:

2024
Gold bullion option contracts (ounces)[1]	160
Price range ($/ounce)[2]	1,700 - 2,192
1.Quantities of gold bullion are in thousands of ounces.
2.The Company executed gold collar options, which consist of gold put and call options with strike prices within the given range in 2024. The Company will incur a loss from the difference between a higher market price and the call strike price. The Company will recognize a gain from the difference between a lower market price and the put strike price.

	December 31, 2023	Increase of 10%	Decrease of 10%
Gold bullion option contracts	$(9.2)	$(34.3)	$3.5

Disclosure of detailed information about hedging instruments

	December 31, 2023	Increase of 10%	Decrease of 10%
Canadian dollar (CAD$)	$1.6	$(1.7)	$7.6

	Canadian dollar contracts	Oil contracts	Gold price contracts	Total
Balance, January 1, 2022	$24.5	$38.5	$1.0	$64.0
Unrealized gain (loss) recognized in cash flow hedge reserve	(13.1)	41.4	1.4	29.7
Realized (gain) loss reclassified or adjusted from cash flow hedge reserve	(7.2)	(37.5)	(0.8)	(45.5)
Unrealized (gain) loss reclassified or adjusted from cash flow hedge reserve due to hedge de-designation	—	(17.3)	—	(17.3)
Time value excluded from hedge relationship	(1.0)	(4.7)	(1.7)	(7.4)
Balance, December 31, 2022	$3.2	$20.4	$(0.1)	$23.5
Unrealized gain (loss) recognized in cash flow hedge reserve	2.9	(1.4)	(2.9)	(1.4)
Realized (gain) loss reclassified or adjusted from cash flow hedge reserve	(4.4)	(12.2)	0.2	(16.4)
Unrealized (gain) loss reclassified or adjusted from cash flow hedge reserve due to hedge de-designation	—	(0.2)	—	(0.2)
Time value excluded from hedge relationship	(0.1)	(0.9)	(6.4)	(7.4)
Balance, December 31, 2023	$1.6	$5.7	$(9.2)	$(1.9)

Consisting of:
Current portion of hedge asset	$1.6	$5.7	$—	$7.3
Non-current portion of hedge asset	—	—	—	—
Current portion of hedge liability	$—	$—	$(9.2)	$(9.2)
Non-current portion of hedge liability	—	—	—	—
	$1.6	$5.7	$(9.2)	$(1.9)

	Years ended December 31,
	2023	2022
Consolidated balance sheets
Property, plant and equipment	$(4.3)	$(9.8)
Consolidated statements of earnings (loss)
Revenues	1.1	0.8
Cost of sales	(11.4)	(19.0)
General and administrative expenses	(0.2)	(0.6)
	(10.5)	(18.8)
Discontinued operations	(0.6)	(15.2)
	$(15.4)	$(43.8)

Sensitivity analysis for types of market risk

	December 31, 2023	Increase of 10%	Decrease of 10%
Brent crude oil option contracts	$5.7	$7.8	$3.9

Financial assets measured at fair value

	Years ended December 31,
	2023	2022
Proceeds from sale of marketable securities	$0.4	$27.6
Acquisition date fair value of marketable securities sold	(0.2)	(27.9)
Gain (loss) on sale of marketable securities recorded in OCI	0.2	(0.3)
Impairment loss on OCI realized on marketable securities sold	(1.5)	(2.6)
Net realized change in fair value of marketable securities	$(1.3)	$(2.9)

Disclosure of detailed information about non-hedge derivatives

		Years ended December 31,
	Notes	2023	2022
Embedded derivatives - Notes		$—	$(1.5)
Embedded derivatives - Term Loan		4.1	—
TARF[1]		4.3	(9.2)
Extendible Forwards[2]		2.6	(3.0)
Crude oil derivative contracts[3]		1.6	16.9
Other		—	(0.1)
	32	$12.6	$3.1
1.TARF includes $5.5 million of realized losses on forward settlements for the year ended December 31, 2023 (December 31, 2022 - $1.0 million).
2.Extendible Forwards include $nil of realized gains on forward settlements for the year ended December 31, 2023 (December 31, 2022 - $1.6 million).
3.Crude oil derivative contracts includes $7.8 million of unrealized loss on partial discontinuation of hedging relationship previously related to Rosebel, $nil of unrealized losses and $9.4 million of realized gains (December 31, 2022 - $17.3 million unrealized gains on partial discontinuation of hedging relationship previously related to Rosebel, $1.5 million of unrealized losses and $1.1 million of realized gains).